Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Foreign Currency Forward Contracts
As at December 31, 2016, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate(1)	Expected Maturity
				2017	2018
				(in thousands of U.S. Dollars)
Norwegian Kroner	390,000	(1,482)	8.35	38,859	7,829
Euro	13,750	(304)	0.92	14,879	—
		(1,786)		53,738	7,829

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Summary of Cross Currency Swaps
The effect of the (losses) gains on cross currency swaps in the consolidated statements of income for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Realized losses	(53,497)	(10,140)	(1,992)
Unrealized gains (losses)	46,127	(61,734)	(93,953)
Total realized and unrealized losses on cross currency swaps	(7,370)	(71,874)	(95,945)

As at December 31, 2016, the Partnership was committed to the following cross currency swaps:

Principal Amount NOK(thousands)	Principal Amount USD(thousands)	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability)	Remaining Term (years)
		Reference Rate	Margin
420,000 (1)(2)	70,946	NIBOR	5.75%	8.84%	(25,821)	1.9
800,000 (1)(3)	143,536	NIBOR	5.75%	7.58%	(56,272)	2.0
1,000,000	162,200	NIBOR	4.25%	7.45%	(55,286)	2.1
					(137,379)

(1)	Notional amount reduces equally with NOK bond repayments (see note 8).

(2)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 7.2 million for $1.2 million (see note 8).

(3)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 19.2 million for $3.4 million (see note 8).

Schedule of Interest Rate Swap Agreements
As at December 31, 2016, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps(2)	LIBOR	600,000	(151,049)	7.9	5.0%
U.S. Dollar-denominated interest rate swaps(3)	LIBOR	1,374,967	(52,057)	4.9	2.6%
		1,974,967	(203,106)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2016, ranged from 0.30% to 4.00%.

(2)	Notional amount remains constant over the term of the swap.

(3)	Principal amount reduces quarterly or semi-annually.

Effective Portion of Gains (Losses) on Interest Rate Swap Agreements
For the periods indicated, the following table presents the effective and ineffective portion of (losses) gains on interest rate swap agreements designated and qualifying as cash flow hedges. The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership's equity accounted joint ventures.

Year Ended December 31, 2016				Year Ended December 31, 2015
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)		Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
101	(64)	681	Interest expense	(65)	—	(1,050)	Interest expense
101	(64)	681		(65)	—	(1,050)

Year Ended December 31, 2014
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
—	—	—
—	—	—

(1)	Effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive income (or AOCI).

(2)	Effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	Ineffective portion of designated and qualifying cash flow hedges.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other current assets $	Other assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2016
Foreign currency contracts	119	—	—	(1,634)	(271)
Cross currency swaps	—	—	(2,375)	(20,281)	(114,723)
Interest rate swaps	181	2,597	(5,653)	(33,087)	(167,144)
	300	2,597	(8,028)	(55,002)	(282,138)
As at December 31, 2015
Foreign currency contracts	80	—	—	(10,266)	(1,323)
Cross currency swaps	—	—	(2,196)	(42,878)	(138,253)
Interest rate swaps	—	1,894	(7,827)	(148,312)	(81,753)
	80	1,894	(10,023)	(201,456)	(221,329)

Effect of (Losses) Gains on Derivatives
The effect of the (losses) gains on these derivatives in the consolidated statements of income for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Realized losses on derivative instruments
Interest rate swap termination	—	(10,876)	—
Interest rate swaps	(52,819)	(60,741)	(55,588)
Foreign currency forward contracts	(7,153)	(13,799)	(1,912)
	(59,972)	(85,416)	(57,500)
Unrealized gains (losses) on derivative instruments
Interest rate swaps	29,937	11,952	(75,777)
Foreign currency forward contracts	9,722	(240)	(10,426)
	39,659	11,712	(86,203)
Total realized and unrealized (losses) gains on derivative instruments	(20,313)	(73,704)	(143,703)